First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 97.3%
	Angola – 0.9%
1,360,000	Angolan Government International Bond (USD) (b)	9.50%	11/12/25	$1,189,034
	Argentina – 2.8%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	176,030
3,190,432	Argentine Republic Government International Bond (USD) (c)	0.13%	07/09/30	1,347,958
6,114,772	Argentine Republic Government International Bond (USD) (c)	0.13%	07/09/35	2,314,441
				3,838,429
	Armenia – 1.0%
1,380,000	Republic of Armenia International Bond (USD) (d)	3.95%	09/26/29	1,342,050
	Australia – 3.8%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	5,145,513
	Belarus – 0.9%
1,300,000	Republic of Belarus Ministry of Finance (USD) (b)	6.38%	02/24/31	1,220,071
	Brazil – 4.8%
10,370,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	2,094,592
21,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,516,021
				6,610,613
	Canada – 4.1%
6,181,000	Canadian Government Bond (CAD)	8.00%	06/01/23	5,595,835
	Dominican Republic – 1.4%
71,000,000	Dominican Republic International Bond (DOP) (b)	9.75%	06/05/26	1,243,480
770,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	731,508
				1,974,988
	Ecuador – 1.5%
227,162	Ecuador Government International Bond (USD) (d)	(e)	07/31/30	106,494
763,820	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/30	519,405
1,773,174	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/35	988,562
725,460	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	365,451
				1,979,912
	Egypt – 3.1%
474,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	487,451
574,000	Egypt Government International Bond (USD) (d)	7.63%	05/29/32	562,775
380,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	369,065
1,730,000	Egypt Government International Bond (USD) (d)	7.90%	02/21/48	1,603,200
22,000,000	Egypt Treasury Bills (EGP)	(e)	06/29/21	1,276,870
				4,299,361
	El Salvador – 1.4%
580,000	El Salvador Government International Bond (USD) (b)	5.88%	01/30/25	508,660
1,240,000	El Salvador Government International Bond (USD) (b)	7.65%	06/15/35	1,074,460
294,000	El Salvador Government International Bond (USD) (d)	9.50%	07/15/52	280,035
				1,863,155
	France – 0.8%
561,000	French Republic Government Bond OAT (EUR) (b)	3.25%	05/25/45	1,123,842
	Germany – 0.7%
508,000	Bundesrepublik Deutschland Bundesanleihe (EUR) (b)	2.50%	08/15/46	1,013,451

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ghana – 0.9%
1,420,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	$1,289,892
	Indonesia – 4.5%
2,300,000	Indonesia Government International Bond (USD)	3.50%	01/11/28	2,519,953
49,300,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,567,955
				6,087,908
	Italy – 3.9%
1,797,000	Italy Buoni Poliennali Del Tesoro (EUR)	9.00%	11/01/23	2,693,964
1,600,000	Italy Buoni Poliennali Del Tesoro (EUR)	7.25%	11/01/26	2,642,333
				5,336,297
	Japan – 10.9%
1,219,050,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	11,723,175
252,850,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	3,205,821
				14,928,996
	Kenya – 1.4%
590,000	Kenya Government International Bond (USD) (b)	6.88%	06/24/24	601,576
1,280,000	Kenya Government International Bond (USD) (b)	7.25%	02/28/28	1,264,928
				1,866,504
	Malaysia – 2.5%
13,000,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	3,395,471
	Mexico – 5.9%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,075,847
109,823,900	Mexican Bonos (MXN)	5.75%	03/05/26	5,089,702
36,800,000	Mexican Bonos (MXN)	7.75%	05/29/31	1,877,971
				8,043,520
	New Zealand – 2.8%
5,094,000	New Zealand Government Bond (NZD) (b)	2.75%	04/15/25	3,787,220
	Nigeria – 0.8%
663,000	Nigeria Government International Bond (USD) (d)	7.88%	02/16/32	634,657
513,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	460,376
				1,095,033
	Norway – 0.6%
7,511,000	Norway Government Bond (NOK) (b) (d)	1.75%	02/17/27	873,478
	Peru – 3.9%
16,000,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	5,302,627
	Poland – 8.2%
14,444,000	Republic of Poland Government Bond (PLN)	2.50%	01/25/23	3,947,221
25,350,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	7,218,232
				11,165,453
	Portugal – 1.1%
1,088,000	Portugal Obrigacoes do Tesouro OT (EUR) (b) (d)	5.65%	02/15/24	1,537,199
	Qatar – 1.1%
1,100,000	Qatar Government International Bond (USD) (b)	4.82%	03/14/49	1,484,697

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Russia – 9.8%
839,547,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	$11,504,284
90,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	1,294,793
400,000	Russian Foreign Bond - Eurobond (USD) (b)	5.88%	09/16/43	555,165
				13,354,242
	Rwanda – 1.1%
1,440,000	Rwanda International Government Bond (USD) (b)	6.63%	05/02/23	1,489,572
	Saudi Arabia – 1.2%
1,435,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	1,682,839
	South Africa – 2.9%
57,640,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	3,985,695
	Spain – 2.3%
2,013,000	Spain Government Bond (EUR) (b) (d)	5.90%	07/30/26	3,201,749
	Ukraine – 2.3%
1,200,000	Ukraine Government International Bond (EUR) (d)	6.75%	06/20/26	1,373,392
1,190,000	Ukraine Government International Bond (USD) (b)	7.38%	09/25/32	1,121,236
716,000	Ukraine Government International Bond (USD) (d)	(e)	05/31/40	654,567
				3,149,195
	United Kingdom – 2.0%
1,095,000	United Kingdom Gilt (GBP) (b)	4.25%	12/07/49	2,705,158
	Total Foreign Sovereign Bonds and Notes			132,958,999
	(Cost $135,379,482)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 25.0%
	Bahrain – 0.2%
280,000	Oil and Gas Holding (The) Co. BSCC (USD) (b)	7.63%	11/07/24	300,115
	Barbados – 0.6%
750,000	Sagicor Finance 2015 Ltd. (USD) (d)	8.88%	08/11/22	773,438
	Brazil – 3.4%
640,000	Banco do Brasil S.A. (USD) (b) (g)	6.25%	(h)	601,200
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	227,464
449,000	CSN Resources S.A. (USD) (d)	7.63%	02/13/23	463,592
220,000	CSN Resources S.A. (USD) (b)	7.63%	04/17/26	222,888
850,000	GTL Trade Finance, Inc. (USD) (b)	7.25%	04/16/44	1,123,526
700,000	Itau Unibanco Holding S.A. (USD) (b) (g)	4.63%	(h)	613,200
1,550,000	OAS Finance Ltd. (USD) (g) (i) (j) (k)	8.88%	(h)	11,625
460,000	OAS Investments GmbH (USD) (i) (j) (k)	8.25%	10/19/19	3,450
185,020	Odebrecht Drilling Norbe VIII/IX Ltd. (USD) (b)	6.35%	12/01/21	171,144
1,148,000	Petrobras Global Finance BV (USD)	5.09%	01/15/30	1,207,811
				4,645,900
	China – 0.9%
600,000	Shimao Property Holdings Ltd. (USD) (b)	5.60%	07/15/26	656,284
600,000	Zhenro Properties Group Ltd. (USD) (b)	9.15%	05/06/23	622,511
				1,278,795
	Colombia – 0.3%
429,000	Banco GNB Sudameris S.A. (USD) (d) (g)	6.50%	04/03/27	433,003

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Democratic Republic of Congo – 0.3%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	$475,165
	Dominican Republic – 1.4%
1,860,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (d)	7.95%	05/11/26	1,897,219
	Ecuador – 0.3%
484,000	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	426,433
	Georgia – 1.1%
540,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	564,408
975,000	Georgian Oil and Gas Corp. JSC (USD) (d)	6.75%	04/26/21	989,625
				1,554,033
	Guatemala – 0.6%
735,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (d)	6.88%	02/06/24	753,467
	Honduras – 0.3%
396,000	Inversiones Atlantida S.A. (USD) (d)	8.25%	07/28/22	401,944
	India – 0.5%
675,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	725,743
	Indonesia – 0.5%
760,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	734,221
	Kazakhstan – 1.1%
1,350,000	KazMunayGas National Co. JSC (USD) (b)	4.75%	04/19/27	1,507,140
	Mexico – 2.4%
750,000	BBVA Bancomer S.A. (USD) (b) (g)	5.13%	01/18/33	723,113
640,000	Petroleos Mexicanos (USD)	4.88%	01/18/24	632,960
13,950,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	548,227
780,000	Petroleos Mexicanos (USD) (d)	7.69%	01/23/50	653,940
750,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	675,000
				3,233,240
	Morocco – 0.6%
847,000	Vivo Energy Investments BV (USD) (d)	5.13%	09/24/27	858,987
	Nigeria – 1.8%
600,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	618,000
770,000	SEPLAT Petroleum Development Co., PLC (USD) (d)	9.25%	04/01/23	778,685
1,070,000	United Bank for Africa PLC (USD) (d)	7.75%	06/08/22	1,073,542
				2,470,227
	Oman – 0.7%
892,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	887,486
	Russia – 1.0%
700,000	Sovcombank Via SovCom Capital DAC (USD) (d) (g)	7.75%	(h)	660,930
600,000	VEON Holdings BV (USD) (d)	7.25%	04/26/23	663,432
				1,324,362
	Saudi Arabia – 0.5%
554,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	639,771

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Singapore – 0.5%
720,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	$611,953
	South Africa – 1.8%
730,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	669,618
690,000	Liquid Telecommunications Financing PLC (USD) (b)	8.50%	07/13/22	701,150
1,100,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	1,044,780
				2,415,548
	Trinidad And Tobago – 1.0%
1,400,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	1,390,984
	Turkey – 0.5%
744,000	Turkiye Vakiflar Bankasi TAO (USD) (b)	6.00%	11/01/22	721,434
	Ukraine – 1.7%
770,000	Metinvest BV (USD) (d)	8.50%	04/23/26	777,970
37,000,000	Ukreximbank Via Biz Finance PLC (UAH) (b)	16.50%	03/02/21	1,307,420
245,000	Ukreximbank Via Biz Finance PLC (USD) (b)	9.63%	04/27/22	251,061
				2,336,451
	United Arab Emirates – 0.5%
640,000	MAF Global Securities Ltd. (USD) (b) (g)	6.38%	(h)	638,275
	Zambia – 0.5%
750,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	742,770
	Total Foreign Corporate Bonds and Notes			34,178,104
	(Cost $35,939,882)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 13.9%
$184,000	United States Treasury Note	0.50%	04/30/27	184,920
10,256,000	United States Treasury Note	2.38%	05/15/29	11,807,620
4,695,000	United States Treasury Note	3.75%	11/15/43	6,988,581
	Total U.S. Government Bonds and Notes			18,981,121
	(Cost $16,176,225)

Total Investments – 136.2%	186,118,224
(Cost $187,495,589) (l)
Outstanding Loans – (38.8)%	(53,050,404)
Net Other Assets and Liabilities – 2.6%	3,579,289
Net Assets – 100.0%	$136,647,109

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2020	Sale Value as of 9/30/2020	Unrealized Appreciation/ (Depreciation)
01/12/21	DB	CNY	24,851,000	USD	3,645,980	$ 3,621,873	$ 3,645,980	$ (24,107)
10/07/20	CIT	GBP	973,000	USD	1,208,451	1,255,560	1,208,451	47,109
10/07/20	CIT	TRY	32,180,000	USD	4,371,859	4,166,969	4,371,859	(204,890)
10/07/20	DB	USD	5,149,300	AUD	7,456,000	5,149,300	5,340,448	(191,148)
11/25/20	DB	USD	1,607,664	BRL	8,692,000	1,607,664	1,545,274	62,390
11/25/20	BAR	USD	1,198,896	BRL	6,628,000	1,198,896	1,178,334	20,562
10/07/20	CIT	USD	4,638,842	CAD	6,296,000	4,638,842	4,728,428	(89,586)
10/07/20	CIT	USD	3,588,408	NZD	5,550,000	3,588,408	3,671,606	(83,198)
10/07/20	DB	USD	2,071,040	PLN	8,230,000	2,071,040	2,129,179	(58,139)
11/25/20	DB	USD	2,420,195	RUB	180,002,000	2,420,195	2,302,982	117,213
10/07/20	BAR	USD	4,561,369	TRY	32,180,000	4,561,369	4,159,413	401,956
10/07/20	DB	USD	1,721,947	ZAR	29,690,000	1,721,947	1,771,061	(49,114)
Net Unrealized Appreciation (Depreciation)								$(50,952)

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2020.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (“ASII”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2020, securities noted as such amounted to $35,486,102 or 26.0% of net assets.
(e)	Zero coupon bond.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by ASII.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Perpetual maturity.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,008,707 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,437,024. The net unrealized depreciation was $1,428,317. The amounts presented are inclusive of derivative contracts.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 132,958,999	$ —	$ 132,958,999	$ —
Foreign Corporate Bonds and Notes*	34,178,104	—	34,178,104	—
U.S. Government Bonds and Notes	18,981,121	—	18,981,121	—
Total Investments	186,118,224	—	186,118,224	—
Forward Foreign Currency Contracts	649,230	—	649,230	—
Total	$ 186,767,454	$—	$ 186,767,454	$—
LIABILITIES TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (700,182)	$ —	$ (700,182)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2020, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
				$2,010,000	$15,075	0.01%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Credit Quality	% of Total Fixed-Income Investments
AAA	19.0%
AA	2.0
AA-	0.8
A+	9.3
A	6.0
A-	6.4
BBB+	4.6
BBB	12.0
BBB-	5.4
BB+	4.0
BB	4.1
BB-	7.0
B+	5.3
B	6.8
B-	3.2
CCC+	3.4
Not Rated	0.7
Total	100.0%

Industry Classification	% of Total Investments
Sovereigns	81.6%
Banks	3.1
Integrated Oils	2.8
Metals & Mining	1.8
Utilities	1.4
Wireless Telecommunication Services	1.2
Power Generation	1.1
Real Estate	1.0
Exploration & Production	1.0
Government Development Banks	0.8
Refining & Marketing	0.8
Chemicals	0.6
Pipelines	0.5
Life Insurance	0.4
Wireline Telecommunication Services	0.4
Software & Services	0.4
Industrial Other	0.4
Manufactured Goods	0.3
Transportation & Logistics	0.2
Food & Beverage	0.1
Oil & Gas Services & Equipment	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments†
USD	52.7%
JPY	8.0
EUR	7.3
RUB	5.6
PLN	4.9
MXN	4.6
PEN	2.8
GBP	2.1
BRL	2.1
CNY	1.9
IDR	1.9
MYR	1.8
ZAR	1.2
UAH	0.7
EGP	0.7
DOP	0.7
NOK	0.5
CAD	0.5
NZD	0.1
TRY	0.0*
AUD	(0.1)*
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand